SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Related Party Transaction [Line Items]
Purchases from a related party		$ 991,571	$ 253,388
Cash advanced from related parties			75,605
Repayments of amounts due to related parties		491,721
Amount due from related parties		410,024		$ 861,721
Zheng Huiyi [Member]
Related Party Transaction [Line Items]
Cash advanced from related parties			62,605
Repayments of amounts due to related parties		99,734
Amount due from related parties				99,734
Carrie Choy [Member]
Related Party Transaction [Line Items]
Cash advanced from related parties			13,000
Repayments of amounts due to related parties		193,987
Amount due from related parties				193,987
Bao Qihong [Member]
Related Party Transaction [Line Items]
Repayments of amounts due to related parties		198,000
Amount due from related parties	[1]	370,000		568,000
Bao Qihong [Member] | Maturity Date One [Member]
Related Party Transaction [Line Items]
Amount due from related parties		$ 370,000
Maturity date		Sep. 23, 2026
Shanghai Borui Finance Information Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[2]	$ 40,024
Shanghai Borui Finance Information Limited Software Development [Member]
Related Party Transaction [Line Items]
Purchases from a related party			253,388
Shanghai Borui Finance Information Limited Research and Development [Member]
Related Party Transaction [Line Items]
Purchases from a related party		$ 991,571

[1]	The amounts due to Bao, Qihong are interest free with amount of $370,000at maturity date of September 23, 2026. The loans can be extended for another year upon the Company’s request. On February 16, 2026, both parties agreed to extend the loan for another year, with the extended repayment date to be September 22, 2027.
[2]	The amounts represent the payable expense to the Shanghai Borui, which provided IT professional outsourcing service to the Company for the Company’s software development purpose or research and development purpose.